CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares Outstanding	Stock Options	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Non-Controlling Interest
Balance at Dec. 31, 2010		$ 3,078,217	$ 78,554	$ 24,858	$ 15,166	$ 440,265	$ 28,390
Balance (in shares) at Dec. 31, 2010		168,720,355
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (note 8(a))		18,094	(4,396)
Stock options (note 8(a))			43,536
Shares issued under employee stock option plan (note 8(a)) (in shares)		308,688
Shares issued under the incentive share purchase plan (note 8(b))		19,229
Shares issued under the incentive share purchase plan (note 8(b)) (in shares)		360,833
Shares issued under dividend reinvestment plan		10,130
Shares issued under dividend reinvestment plan (in shares)		176,110
Shares issued for purchase of mining property (notes 7(c) and 10)		56,146
Shares issued for purchase of mining property (notes 7(c) and 10) (in shares)		1,250,477
Non-controlling interest addition upon acquisition (note 10)								12,251
Net income (loss) for the year	(568,895)					(568,895)
Net loss for the year attributed to non-controlling interest	(60)							(60)
Dividends declared ($0.66, $1.02, and nil per share for the years 2013, 2012 and 2011, respectively) (note 7(a))						(391)
Other comprehensive income (loss) for the year	(35,496)						(35,496)
Restricted share unit plan (note 8(c))		(435)
Restricted share unit plan (note 8(c)) (in shares)		(2,727)
Balance at Dec. 31, 2011		3,181,381	117,694	24,858	15,166	(129,021)	(7,106)	12,191
Balance (in shares) at Dec. 31, 2011		170,813,736
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (note 8(a))		22,968	(4,759)
Stock options (note 8(a))			35,097
Shares issued under employee stock option plan (note 8(a)) (in shares)		416,275
Shares issued under the incentive share purchase plan (note 8(b))		21,671
Shares issued under the incentive share purchase plan (note 8(b)) (in shares)		507,235
Shares issued under dividend reinvestment plan		18,907
Shares issued under dividend reinvestment plan (in shares)		444,555
Shares issued for purchase of mining property (notes 7(c) and 10)		2,447			499
Shares issued for purchase of mining property (notes 7(c) and 10) (in shares)		68,941
Non-controlling interest eliminated upon acquisition (note 10)								(12,191)
Net income (loss) for the year	310,916					310,916
Dividends declared ($0.66, $1.02, and nil per share for the years 2013, 2012 and 2011, respectively) (note 7(a))						(174,849)
Other comprehensive income (loss) for the year	(20,205)						(20,205)
Restricted share unit plan (note 8(c))		(5,452)
Restricted share unit plan (note 8(c)) (in shares)		(147,872)
Balance at Dec. 31, 2012	3,410,212	3,241,922	148,032	24,858	15,665	7,046	(27,311)
Balance (in shares) at Dec. 31, 2012		172,102,870
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (note 8(a))		9,765	(3,292)
Stock options (note 8(a))			29,730
Shares issued under employee stock option plan (note 8(a)) (in shares)		213,500
Shares issued under the incentive share purchase plan (note 8(b))		23,379
Shares issued under the incentive share purchase plan (note 8(b)) (in shares)		812,946
Shares issued under dividend reinvestment plan		25,837
Shares issued under dividend reinvestment plan (in shares)		858,107
Warrant expiry (note 7(b))				(24,858)	21,589
Net income (loss) for the year	(406,526)					(406,526)
Dividends declared ($0.66, $1.02, and nil per share for the years 2013, 2012 and 2011, respectively) (note 7(a))						(114,118)
Other comprehensive income (loss) for the year	12,170						12,170
Restricted share unit plan (note 8(c))		(6,896)				157
Restricted share unit plan (note 8(c)) (in shares)		(33,448)
Balance at Dec. 31, 2013	$ 2,977,149	$ 3,294,007	$ 174,470		$ 37,254	$ (513,441)	$ (15,141)
Balance (in shares) at Dec. 31, 2013		173,953,975